RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Mar. 31, 2013
RELATED PARTY TRANSACTIONS
Summary of balances and transactions of the Company with Focus Systems

	As of March 31 (thousands of yen)
	2012	2013
Account Balances:
Trade receivables	¥2,833	¥3,991
Advance received	15,720	15,437
Trade payables	5,284	861
Accrued expense	323	80

	For the fiscal years ended March 31 (thousands of yen)
	2011	2012	2013
Transactions:
Revenue	¥40,764	¥27,862	¥20,936
Cost of revenue (maintenance costs)	—	323	—
Selling, general and administrative expenses (outsourcing costs, storage fee, etc.)	19,537	—	—
Dividends received		4,500	4,500
Capitalized computer software	—	5,544	—